Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	AMPRIUS TECHNOLOGIES, INC.
Entity Central Index Key	0001899287
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1591811
Entity Address, Address Line One	1180 Page Avenue
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	800
Local Phone Number	425-8803
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	3690
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1180 Page Avenue
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	800
Local Phone Number	425-8803
Contact Personnel Name	Dr. Kang Sun